KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.0%
Automotive: Parts and Accessories  — 3.0%
21,746 Allison Transmission Holdings Inc. ................. $ 2,349,873
14,262 Autoliv Inc. ......................................................... 1,337,633
3,687,506
Broadcasting  — 0.9%
7,071 Nexstar Media Group Inc. ................................ 1,117,006
Building and Construction  — 6.0%
20,448 Everus Construction Group Inc.† ..................... 1,344,423
16,500 Fortune Brands Innovations Inc. ...................... 1,127,445
21,798 KB Home ............................................................ 1,432,565
17,588 Knife River Corp.† ............................................. 1,787,644
6,110 Vulcan Materials Co. ......................................... 1,571,675
7,263,752
Business Services  — 4.3%
16,821 Lamar Advertising Co., Cl. A, REIT ................. 2,047,789
14,748 Omnicom Group Inc. ......................................... 1,268,918
57,537 STAG Industrial Inc., REIT ............................... 1,945,901
5,262,608
Computer Software and Services  — 3.5%
103,561 Gen Digital Inc. .................................................. 2,835,500
12,503 TD SYNNEX Corp. ............................................ 1,466,352
4,301,852
Consumer Products  — 2.0%
16,250 Brunswick Corp. ................................................ 1,051,050
25,191 Hasbro Inc. ......................................................... 1,408,429
2,459,479
Consumer Services  — 1.2%
21,044 Equity LifeStyle Properties Inc., REIT .............. 1,401,530
Containers and Packaging  — 1.5%
411,200 Ardagh Metal Packaging SA ............................. 1,237,712
9,750 Berry Global Group Inc. .................................... 630,532
1,868,244
Diversified Industrial  — 9.0%
13,390 Cabot Corp. ........................................................ 1,222,641
11,525 Crane Co. ............................................................ 1,748,919
25,754 Crane NXT Co. ................................................... 1,499,398
12,753 ITT Inc. ............................................................... 1,822,149
20,244 Jabil Inc. .............................................................. 2,913,111
26,339 nVent Electric plc ............................................... 1,795,266
11,001,484
Electronics  — 3.3%
5,546 Agilent Technologies Inc. .................................. 745,050
15,048 Dolby Laboratories Inc., Cl. A .......................... 1,175,249
13,471 Skyworks Solutions Inc. .................................... 1,194,608
4,640 WESCO International Inc. ................................. 839,654
3,954,561
Energy and Utilities  — 18.1%
27,650 Black Hills Corp. ................................................ 1,618,078
9,685 Diamondback Energy Inc. ................................. 1,586,694
29,125 Evergy Inc. ......................................................... 1,792,644
34,743 Exelon Corp. ....................................................... 1,307,726
17,960 Expand Energy Corp. ........................................ 1,787,918
18,982 Fluor Corp.† ....................................................... 936,192
5,549 GE Vernova Inc. ................................................. 1,825,233
81,790 MDU Resources Group Inc. .............................. 1,473,856
86,194 NOV Inc. ............................................................. 1,258,432
Shares
Market
Value
25,917 NRG Energy Inc. ................................................ $ 2,338,232
26,727 Southwest Gas Holdings Inc. ............................ 1,889,866
38,336 TechnipFMC plc ................................................. 1,109,444
86,240 UGI Corp. ........................................................... 2,434,555
6,059 Valero Energy Corp. .......................................... 742,773
22,101,643
Environmental Services  — 0.9%
10,446 Veralto Corp. ...................................................... 1,063,925
Equipment and Supplies  — 1.1%
17,642 The Timken Co. .................................................. 1,259,110
Financial Services  — 16.9%
33,150 Air Lease Corp. .................................................. 1,598,162
2,922 Ameriprise Financial Inc. .................................. 1,555,760
2,966 Arthur J. Gallagher & Co. ................................. 841,899
41,342 Columbia Banking System Inc. ......................... 1,116,647
18,121 Comerica Inc. ..................................................... 1,120,784
5,881 Discover Financial Services ............................... 1,018,766
49,529 Equitable Holdings Inc. ..................................... 2,336,283
17,456 Popular Inc. ........................................................ 1,641,911
24,977 Prosperity Bancshares Inc. ................................ 1,882,017
5,070 Reinsurance Group of America Inc. ................. 1,083,104
19,704 SouthState Corp. ................................................ 1,960,154
34,277 Synovus Financial Corp. ................................... 1,756,011
36,899 Virtu Financial Inc., Cl. A .................................. 1,316,556
19,231 Voya Financial Inc. ............................................ 1,323,670
20,551,724
Food and Beverage  — 4.4%
24,850 Conagra Brands Inc. .......................................... 689,587
18,342 Kellanova ............................................................ 1,485,152
19,606 Lamb Weston Holdings Inc. ............................. 1,310,269
33,415 Molson Coors Beverage Co., Cl. B .................... 1,915,348
5,400,356
Health Care  — 7.0%
3,911 Chemed Corp. .................................................... 2,072,048
18,635 Encompass Health Corp. .................................. 1,720,942
27,162 Organon & Co. ................................................... 405,257
48,664 Perrigo Co. plc ................................................... 1,251,152
12,541 The Ensign Group Inc. ...................................... 1,666,197
8,016 Universal Health Services Inc., Cl. B ................ 1,438,231
8,553,827
Hotels and Gaming  — 2.3%
47,188 VICI Properties Inc., REIT ................................. 1,378,361
13,568 Wyndham Hotels & Resorts Inc. ...................... 1,367,519
2,745,880
Machinery  — 3.3%
3,613 BWX Technologies Inc. ...................................... 402,452
20,186 Oshkosh Corp. ................................................... 1,919,083
11,197 Regal Rexnord Corp. ......................................... 1,736,991
4,058,526
Metals and Mining  — 1.5%
15,863 Franco-Nevada Corp. ........................................ 1,865,330
Real Estate  — 0.6%
24,523 Highwoods Properties Inc., REIT ..................... 749,913
Retail  — 4.3%
29,013 Bath & Body Works Inc. .................................... 1,124,834
65,474 Brixmor Property Group Inc., REIT ................. 1,822,796

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
16,031 PVH Corp. .......................................................... $ 1,695,278
14,904 Victoria's Secret & Co.† ..................................... 617,324
5,260,232
Specialty Chemicals  — 2.9%
17,337 Ashland Inc. ....................................................... 1,238,902
25,964 Olin Corp. ........................................................... 877,583
11,689 RPM International Inc. ...................................... 1,438,449
3,554,934
TOTAL COMMON STOCKS ......................... 119,483,422
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.0%
$ 2,520,000 U.S. Treasury Bills,
4.179%††, 03/27/25 .......................................... 2,495,392
TOTAL INVESTMENTS — 100.0%
(Cost $81,369,140) ........................................... $ 121,978,814
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust